RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount and are primarily with Brookfield.
Brookfield Corporation has provided a $400 million committed unsecured revolving credit facility maturing in December 2024 and the draws bear interest at Secured Overnight Financing Rate plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Corporation. Brookfield Corporation may from time to time place funds on deposit with Brookfield Renewable which are repayable on demand including any interest accrued. There were nil funds placed on deposit with Brookfield Renewable as at June 30, 2024 (December 31, 2023: nil). The interest expense on the Brookfield Corporation revolving credit facility and deposit for the three and six months ended June 30, 2024 totaled nil (2023: nil).
From time to time Brookfield Reinsurance and its related entities may participate in capital raises undertaken by Brookfield Renewable. These financings are typically provided at the market rates and as at June 30, 2024, $99 million of non-recourse borrowings (December 31, 2023: $101 million) and $7 million of corporate borrowings (December 31, 2023: $8 million) were due to Brookfield Reinsurance. Brookfield Reinsurance has also subscribed to tax equity financing of $2 million (December 31, 2023: $2 million) and preferred limited partners equity of $11 million (December 31, 2023: $11 million). As at June 30, 2024, Brookfield Renewable had $431 million (December 31, 2023: $450 million) of borrowings from Brookfield Reinsurance classified as due to related party.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Revenues
Power purchase and revenue agreements	$(8)	$(32)	$8	$12

Direct operating costs
Energy marketing fee & other services	$(5)	$(4)	$(5)	$(5)

Interest expense
Borrowings	$(13)	$(7)	$(27)	$(12)
Contract balance accretion	(9)	(7)	(17)	(15)
	$(22)	$(14)	$(44)	$(27)

Other
Distribution income	$1	$4	$3	$5
Other related party services	2	1	3	1
Financial instrument gain	—	4	2	9

Management service costs	$(53)	$(55)	$(98)	$(112)
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2024	December 31, 2023
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$65	$61

Due from related parties
Amounts due from	Brookfield(1)	359	1,386
	Equity-accounted investments and other	30	57
		389	1,443
Non-current assets
Financial instrument assets	Brookfield	86	170

Other long-term assets
Contract asset	Brookfield	282	314

Due from related parties
	Equity-accounted investments and other	135	135
Current liabilities
Contract liability	Brookfield	41	35

Financial instrument liabilities	Brookfield Reinsurance	1	2

Due to related parties
Amounts due to	Brookfield(2)	559	541
	Equity-accounted investments and other	19	13
	Brookfield Reinsurance	230	242
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	42	39
		850	835
Non-current liabilities
Financial instrument liabilities	Brookfield Reinsurance	2	2

Due to related parties
Amounts due to	Brookfield(2)	460	496
	Brookfield Reinsurance	201	208
	Equity-accounted investments and other	21	1
		682	705
Corporate borrowings	Brookfield Reinsurance	7	8

Non-recourse borrowings	Brookfield Reinsurance and associates	99	101

Other long-term liabilities
Contract liability	Brookfield	684	680

Equity
Preferred limited partners equity	Brookfield Reinsurance and associates	$11	$11
(1)Includes receivables of $272 million (2023: $1,328 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of nil (2023: $6 million), $83 million (2023: $81 million), and $290 million (2023: $307 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund, and Brookfield Global Transition Fund II credit facilities, respectively.